CONCENTRATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CASH IN EXCESS OF FDIC LIMITS

A summary of the financial institution that had cash in excess of FDIC limits of $250,000 on March 31, 2025 and December 31, 2024 is presented below:

	March 31, 2025	December 31, 2024
Total cash in excess of FDIC limits of $250,000	$415,853	$715,852

A summary of the financial institution that had cash in excess of FDIC limits of $250,000 on December 31, 2024 and December 31, 2023 is presented below:

	December 31, 2024	December 31, 2023
Total cash in excess of FDIC limits of $250,000	$715,852	$161,644

SCHEDULE OF RECONCILIATION OF CASH AND CASH EQUIVALENTS

The following table provides a reconciliation of cash and cash equivalents to amounts shown in unaudited condensed consolidated statements of cash flow:

	March 31, 2025	December 31, 2024
Cash	$1,792,418	$2,056,472

	December 31, 2024	December 31, 2023
Cash	$2,056,472	$1,422,580